INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX EXPENSES
Schedule of current and deferred components of income taxes

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax expenses	44,813	26,854	(4,470)
Deferred tax (benefit) expense	(1,492)	(21,115)	22,644
Income tax expenses	43,321	5,739	18,174

Schedule of reconciliation between income tax expenses computed by applying PRC enterprise tax rate before income taxes and actual provision

Reconciliation between the income tax expenses computed by applying the PRC enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income (loss) from operations in the PRC	200,941	89,126	(272,186)
Income from overseas entities	16,826	5,504	7,730
Income (loss) before income tax	217,767	94,630	(264,456)
Tax expense (benefit) at PRC enterprise income tax rate of 25%	54,442	23,658	(66,114)
Income tax on tax holiday(1)	(31,074)	(16,872)	6,310
Tax effect of permanent differences(2)	(16,895)	(28,303)	(30,550)
Change in valuation allowance(3)	29,780	22,153	107,603
Effect of share-based compensation	10,830	7,111	2,934
Effect of income tax in jurisdictions other than the PRC	(3,762)	(2,008)	(2,009)
Income tax expenses	43,321	5,739	18,174
(1)	The income tax on tax holidays represents the effect of preferential income tax rate enjoyed by Foshan Viomi, Guangdong Lizi and Yunmi Hulian. Foshan Viomi was qualified as an HNTE and enjoyed the beneficial tax rate of 15% for the three years ended December 31, 2020, 2021 and 2022. Foshan Viomi applied for HNTE qualification renewal in 2022, and obtained approval in December 2022. Guangdong Lizi applied for the HNTE qualification and obtained approval in December 2020. It entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2020 and should apply for HNTE qualification renewal in 2023. Yunmi Hulian applied for the HNTE qualification and obtained approval in December 2021. It is entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2021 and should apply for HNTE qualification renewal in 2024.
(2)	The permanent book-tax differences mainly consisted of R&D super deductions.
(3)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance for the years ended December 31, 2020, 2021 and 2022 were provided for net operating loss carry forward of certain group entities which reported loss because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of their future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Schedule of per share effect of tax holidays

The per share effect of the tax holidays are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net income per share effect – basic	0.14	0.02	0.06
Net income per share effect – diluted	0.13	0.02	0.06

Schedule of significant components of deferred tax assets

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Accrued expenses and others	18,567	21,935
Net operating loss carry forwards	69,852	151,463
Inventories write downs	985	1,040
Deferred income	161	86
Total deferred tax assets	89,565	174,524
Less: valuation allowance	(54,261)	(161,864)
Deferred tax assets, net	35,304	12,660

Schedule of movement of valuation allowance

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	3,146	32,926	54,261
Provided	29,780	21,335	107,603
Balance at end of the year	32,926	54,261	161,864